Schedule of Long-term Debt (Details) (USD $)	12 Months Ended
Feb. 28, 2014
Long-term Debt Schedule Of Long-term Debt 1	12,729
Long-term Debt Schedule Of Long-term Debt 2	6.125%
Long-term Debt Schedule Of Long-term Debt 3	$ 75,027
Long-term Debt Schedule Of Long-term Debt 4	218,374
Long-term Debt Schedule Of Long-term Debt 5	75,027
Long-term Debt Schedule Of Long-term Debt 6	218,374
Long-term Debt Schedule Of Long-term Debt 7	75,027
Long-term Debt Schedule Of Long-term Debt 8	143,347
Long-term Debt Schedule Of Long-term Debt 9	0
Long-term Debt Schedule Of Long-term Debt 10	$ 75,027